Calvert
VP S&P MidCap 400 Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited)

Common Stocks — 96.8%

Security	Shares	Value
Aerospace & Defense — 1.0%
Axon Enterprise, Inc.(1)	18,137	$ 1,645,026
Curtiss-Wright Corp.	11,771	1,097,763
Hexcel Corp.	23,641	793,156
Mercury Systems, Inc.(1)	15,854	1,228,051
		$ 4,763,996
Air Freight & Logistics — 0.5%
XPO Logistics, Inc.(1)	25,855	$ 2,188,884
		$ 2,188,884
Airlines — 0.2%
JetBlue Airways Corp.(1)	78,024	$884,012
		$884,012
Auto Components — 1.4%
Adient PLC(1)	26,579	$460,614
Dana, Inc.	41,739	514,225
Delphi Technologies PLC(1)	24,622	411,434
Fox Factory Holding Corp.(1)	11,731	871,965
Gentex Corp.	69,581	1,791,711
Goodyear Tire & Rubber Co. (The)	65,723	504,095
Lear Corp.	15,443	1,684,059
Visteon Corp.(1)	7,901	546,907
		$6,785,010
Automobiles — 0.5%
Harley-Davidson, Inc.	43,383	$1,064,619
Thor Industries, Inc.	15,627	1,488,628
		$2,553,247
Banks — 5.1%
Associated Banc-Corp.	43,509	$549,084
BancorpSouth Bank	27,296	528,996
Bank of Hawaii Corp.	11,575	584,769
Bank OZK	34,223	729,634
Cathay General Bancorp	21,433	464,667
CIT Group, Inc.	28,457	503,973
Commerce Bancshares, Inc.	28,418	1,599,649
Cullen/Frost Bankers, Inc.	15,798	1,010,282
East West Bancorp, Inc.	40,055	1,311,401
F.N.B. Corp.	91,826	622,580
First Financial Bankshares, Inc.	40,211	1,122,289
First Horizon National Corp.	156,634	1,477,059
Fulton Financial Corp.	46,033	429,488
Security	Shares	Value
Banks (continued)
Glacier Bancorp, Inc.	27,011	$ 865,703
Hancock Whitney Corp.	24,462	460,130
Home BancShares, Inc.	44,022	667,374
International Bancshares Corp.	15,762	410,758
PacWest Bancorp	33,411	570,660
Pinnacle Financial Partners, Inc.	21,472	764,188
Prosperity Bancshares, Inc.	26,232	1,359,605
Signature Bank	15,164	1,258,460
Sterling Bancorp	55,057	579,200
Synovus Financial Corp.	41,705	882,895
TCF Financial Corp.	43,098	1,006,769
Texas Capital Bancshares, Inc.(1)	14,218	442,606
Trustmark Corp.	18,203	389,726
UMB Financial Corp.	12,205	598,167
Umpqua Holdings Corp.	63,706	676,558
United Bankshares, Inc.	36,793	789,946
Valley National Bancorp	113,312	776,187
Webster Financial Corp.	26,049	687,954
Wintrust Financial Corp.	16,654	666,993
		$24,787,750
Beverages — 0.5%
Boston Beer Co., Inc. (The), Class A(1)	2,579	$2,278,185
		$2,278,185
Biotechnology — 1.3%
Arrowhead Pharmaceuticals, Inc.(1)	28,959	$1,246,975
Emergent BioSolutions, Inc.(1)	12,736	1,316,011
Exelixis, Inc.(1)	87,478	2,138,837
Ligand Pharmaceuticals, Inc.(1)(2)	4,663	444,477
United Therapeutics Corp.(1)	12,573	1,269,873
		$6,416,173
Building Products — 1.7%
Builders FirstSource, Inc.(1)	33,045	$1,077,928
Lennox International, Inc.	9,855	2,686,571
Owens Corning	30,579	2,104,141
Trex Co., Inc.(1)	32,771	2,346,404
		$8,215,044
Capital Markets — 2.4%
Affiliated Managers Group, Inc.	13,179	$901,180
Eaton Vance Corp.(3)	32,323	1,233,123
Evercore, Inc., Class A	11,727	767,650
FactSet Research Systems, Inc.	10,756	3,601,969
Federated Hermes, Inc., Class B	27,171	584,448

Calvert
VP S&P MidCap 400 Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Interactive Brokers Group, Inc., Class A	22,204	$ 1,073,119
Janus Henderson Group PLC	42,681	927,031
SEI Investments Co.	34,424	1,745,985
Stifel Financial Corp.	19,409	981,319
		$ 11,815,824
Chemicals — 2.5%
Ashland Global Holdings, Inc.	15,407	$ 1,092,665
Avient Corp.	26,440	699,602
Cabot Corp.	15,981	575,796
Chemours Co. (The)	46,497	972,252
Ingevity Corp.(1)	11,831	584,925
Minerals Technologies, Inc.	9,911	506,452
NewMarket Corp.	2,087	714,422
Olin Corp.	40,222	497,948
RPM International, Inc.	36,796	3,048,181
Scotts Miracle-Gro Co. (The), Class A	11,526	1,762,441
Sensient Technologies Corp.	12,237	706,564
Valvoline, Inc.	52,384	997,391
		$12,158,639
Commercial Services & Supplies — 2.0%
Brink's Co. (The)	14,605	$600,119
Clean Harbors, Inc.(1)	14,491	811,931
Healthcare Services Group, Inc.	20,948	451,010
Herman Miller, Inc.	16,692	503,431
HNI Corp.	12,119	380,294
IAA, Inc.(1)	37,921	1,974,547
KAR Auction Services, Inc.	37,381	538,286
MSA Safety, Inc.	10,340	1,387,318
Stericycle, Inc.(1)	25,899	1,633,191
Tetra Tech, Inc.	15,256	1,456,948
		$9,737,075
Communications Equipment — 1.0%
Ciena Corp.(1)	43,497	$1,726,396
InterDigital, Inc.	8,798	502,014
Lumentum Holdings, Inc.(1)	21,289	1,599,443
NetScout Systems, Inc.(1)	20,512	447,777
ViaSat, Inc.(1)	18,155	624,350
		$4,899,980
Construction & Engineering — 1.1%
AECOM(1)	45,407	$1,899,829
Dycom Industries, Inc.(1)	8,902	470,204
EMCOR Group, Inc.	15,544	1,052,484
Security	Shares	Value
Construction & Engineering (continued)
Fluor Corp.	35,319	$ 311,160
MasTec, Inc.(1)	15,883	670,262
Valmont Industries, Inc.	6,115	759,361
		$ 5,163,300
Construction Materials — 0.2%
Eagle Materials, Inc.	11,822	$ 1,020,475
		$ 1,020,475
Consumer Finance — 0.6%
FirstCash, Inc.	11,732	$671,188
LendingTree, Inc.(1)	2,197	674,237
Navient Corp.	54,901	463,913
SLM Corp.	106,231	859,409
		$2,668,747
Containers & Packaging — 1.1%
AptarGroup, Inc.	18,253	$2,066,240
Greif, Inc., Class A	7,422	268,751
O-I Glass, Inc.	45,231	478,996
Silgan Holdings, Inc.	22,417	824,273
Sonoco Products Co.	28,417	1,451,256
		$5,089,516
Distributors — 0.8%
Pool Corp.	11,346	$3,795,691
		$3,795,691
Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc.(1)	14,986	$367,756
Graham Holdings Co., Class B	1,174	474,425
Grand Canyon Education, Inc.(1)	13,386	1,070,077
H&R Block, Inc.	54,610	889,597
Service Corp. International	49,888	2,104,276
Strategic Education, Inc.	6,972	637,729
WW International, Inc.(1)	13,130	247,763
		$5,791,623
Diversified Financial Services — 0.2%
Jefferies Financial Group, Inc.	61,140	$1,100,520
		$1,100,520
Electric Utilities — 1.2%
ALLETE, Inc.	14,982	$775,169
Hawaiian Electric Industries, Inc.	30,910	1,027,448
IDACORP, Inc.	14,286	1,141,451

Calvert
VP S&P MidCap 400 Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities (continued)
OGE Energy Corp.	56,669	$ 1,699,503
PNM Resources, Inc.	22,550	931,992
		$ 5,575,563
Electrical Equipment — 2.5%
Acuity Brands, Inc.	11,221	$ 1,148,469
EnerSys	12,025	807,118
Generac Holdings, Inc.(1)	17,776	3,442,145
Hubbell, Inc.	15,352	2,100,768
nVent Electric PLC	48,108	851,030
Regal Beloit Corp.	11,488	1,078,378
Sunrun, Inc.(1)	35,924	2,768,663
		$12,196,571
Electronic Equipment, Instruments & Components — 3.6%
Arrow Electronics, Inc.(1)	21,976	$1,728,632
Avnet, Inc.	28,318	731,737
Belden, Inc.	12,603	392,205
Cognex Corp.	48,990	3,189,249
Coherent, Inc.(1)	6,867	761,756
II-VI, Inc.(1)(2)	29,349	1,190,396
Jabil, Inc.	38,365	1,314,385
Littelfuse, Inc.	6,891	1,222,050
National Instruments Corp.	37,210	1,328,397
SYNNEX Corp.	11,663	1,633,520
Trimble, Inc.(1)	70,837	3,449,762
Vishay Intertechnology, Inc.	37,408	582,443
		$17,524,532
Energy Equipment & Services — 0.1%
ChampionX Corp.(1)	52,344	$418,229
		$418,229
Entertainment — 0.2%
Cinemark Holdings, Inc.(2)	30,133	$301,330
World Wrestling Entertainment, Inc., Class A(2)	13,448	544,241
		$845,571
Equity Real Estate Investment Trusts (REITs) — 8.7%
American Campus Communities, Inc.	38,964	$1,360,623
Brixmor Property Group Inc.	83,935	981,200
Camden Property Trust	27,573	2,453,446
CoreSite Realty Corp.	12,041	1,431,434
Corporate Office Properties Trust	31,759	753,323
Cousins Properties, Inc.	42,060	1,202,495
CyrusOne, Inc.	33,087	2,317,083
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Douglas Emmett, Inc.	46,670	$ 1,171,417
EastGroup Properties, Inc.	11,135	1,440,090
EPR Properties	21,123	580,882
First Industrial Realty Trust, Inc.	36,013	1,433,317
GEO Group, Inc. (The)	34,272	388,644
Healthcare Realty Trust, Inc.	39,035	1,175,734
Highwoods Properties, Inc.	29,413	987,394
Hudson Pacific Properties, Inc.	43,416	952,113
JBG SMITH Properties	31,816	850,760
Kilroy Realty Corp.	29,673	1,541,809
Lamar Advertising Co., Class A	24,457	1,618,320
Life Storage, Inc.	13,283	1,398,301
Macerich Co. (The)(2)	32,500	220,675
Medical Properties Trust, Inc.	149,713	2,639,440
National Retail Properties, Inc.	49,130	1,695,476
Omega Healthcare Investors, Inc.	64,256	1,923,825
Park Hotels & Resorts, Inc.	67,143	670,759
Pebblebrook Hotel Trust	36,924	462,658
Physicians Realty Trust	58,599	1,049,508
PotlatchDeltic Corp.	18,931	796,995
PS Business Parks, Inc.	5,803	710,229
Rayonier, Inc.	38,647	1,021,827
Rexford Industrial Realty, Inc.	35,200	1,610,752
Sabra Health Care REIT, Inc.	58,195	802,218
Service Properties Trust	46,482	369,532
Spirit Realty Capital, Inc.(2)	29,172	984,555
STORE Capital Corp.	64,367	1,765,587
Taubman Centers, Inc.	17,823	593,328
Urban Edge Properties	31,056	301,864
Weingarten Realty Investors	34,187	579,812
		$42,237,425
Food & Staples Retailing — 1.1%
BJ's Wholesale Club Holdings, Inc.(1)	39,052	$1,622,610
Casey's General Stores, Inc.	10,448	1,856,087
Grocery Outlet Holding Corp.(1)	23,599	927,913
Sprouts Farmers Market, Inc.(1)	34,075	713,190
		$5,119,800
Food Products — 2.0%
Darling Ingredients, Inc.(1)	45,852	$1,652,048
Flowers Foods, Inc.	55,698	1,355,132
Hain Celestial Group, Inc. (The)(1)	23,652	811,264
Ingredion, Inc.	18,964	1,435,195
Lancaster Colony Corp.	5,532	989,122
Pilgrim's Pride Corp.(1)	13,817	206,771

Calvert
VP S&P MidCap 400 Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
Post Holdings, Inc.(1)	17,826	$ 1,533,036
Sanderson Farms, Inc.	5,726	675,496
Tootsie Roll Industries, Inc.(2)	4,911	151,750
TreeHouse Foods, Inc.(1)	16,326	661,693
		$ 9,471,507
Gas Utilities — 1.4%
National Fuel Gas Co.	25,749	$ 1,045,152
New Jersey Resources Corp.	27,700	748,454
ONE Gas, Inc.	14,982	1,033,908
Southwest Gas Holdings, Inc.	15,945	1,006,130
Spire, Inc.	14,822	788,530
UGI Corp.	58,976	1,945,028
		$6,567,202
Health Care Equipment & Supplies — 3.2%
Avanos Medical, Inc.(1)	13,758	$457,041
Cantel Medical Corp.	10,713	470,729
Globus Medical, Inc., Class A(1)	21,325	1,056,014
Haemonetics Corp.(1)	14,353	1,252,299
Hill-Rom Holdings, Inc.	18,856	1,574,665
ICU Medical, Inc.(1)	5,513	1,007,556
Integra LifeSciences Holdings Corp.(1)	20,066	947,516
LivaNova PLC(1)	14,055	635,426
Masimo Corp.(1)	14,311	3,378,255
NuVasive, Inc.(1)	14,711	714,513
Penumbra, Inc.(1)(2)	9,565	1,859,245
Quidel Corp.(1)	10,807	2,370,840
		$15,724,099
Health Care Providers & Services — 3.0%
Acadia Healthcare Co., Inc.(1)	25,186	$742,483
Amedisys, Inc.(1)	9,192	2,173,265
Chemed Corp.	4,507	2,164,938
Encompass Health Corp.	28,153	1,829,382
HealthEquity, Inc.(1)	21,960	1,128,085
LHC Group, Inc.(1)	8,943	1,900,924
MEDNAX, Inc.(1)	24,708	402,246
Molina Healthcare, Inc.(1)	16,788	3,072,876
Patterson Cos., Inc.	24,869	599,467
Tenet Healthcare Corp.(1)	30,293	742,481
		$14,756,147
Hotels, Restaurants & Leisure — 4.3%
Boyd Gaming Corp.	22,618	$694,146
Caesars Entertainment, Inc.(1)	56,449	3,164,531
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Choice Hotels International, Inc.	8,150	$ 700,574
Churchill Downs, Inc.	10,048	1,646,063
Cracker Barrel Old Country Store, Inc.	6,796	779,229
Dunkin' Brands Group, Inc.	23,292	1,907,848
Jack in the Box, Inc.	6,420	509,170
Marriott Vacations Worldwide Corp.	11,624	1,055,576
Papa John's International, Inc.	9,290	764,381
Penn National Gaming, Inc.(1)	40,815	2,967,251
Scientific Games Corp., Class A(1)	15,819	552,241
Six Flags Entertainment Corp.	21,357	433,547
Texas Roadhouse, Inc.	18,470	1,122,791
Wendy's Co. (The)	50,691	1,130,156
Wingstop, Inc.	8,380	1,145,127
Wyndham Destinations, Inc.	24,135	742,393
Wyndham Hotels & Resorts, Inc.	26,374	1,331,887
		$20,646,911
Household Durables — 1.7%
Helen of Troy, Ltd.(1)	7,169	$1,387,345
KB Home	25,172	966,353
Taylor Morrison Home Corp.(1)	37,000	909,830
Tempur Sealy International, Inc.(1)	13,577	1,210,933
Toll Brothers, Inc.	32,508	1,581,839
TopBuild Corp.(1)	9,365	1,598,512
TRI Pointe Group, Inc.(1)	37,677	683,461
		$8,338,273
Household Products — 0.1%
Energizer Holdings, Inc.	16,488	$645,340
		$645,340
Industrial Conglomerates — 0.4%
Carlisle Cos., Inc.	15,452	$1,890,861
		$1,890,861
Insurance — 4.3%
Alleghany Corp.	4,052	$2,108,863
American Financial Group, Inc.	20,303	1,359,895
Brighthouse Financial, Inc.(1)	26,335	708,675
Brown & Brown, Inc.	66,454	3,008,373
CNO Financial Group, Inc.	40,121	643,541
First American Financial Corp.	31,571	1,607,280
Genworth Financial, Inc., Class A(1)	142,263	476,581
Hanover Insurance Group, Inc. (The)	10,678	994,976
Kemper Corp.	17,386	1,161,906
Mercury General Corp.	7,667	317,184

Calvert
VP S&P MidCap 400 Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Old Republic International Corp.	80,048	$ 1,179,908
Primerica, Inc.	11,188	1,265,810
Reinsurance Group of America, Inc.	19,233	1,830,789
RenaissanceRe Holdings, Ltd.	14,552	2,470,057
RLI Corp.	11,199	937,692
Selective Insurance Group, Inc.	16,933	871,880
		$ 20,943,410
Interactive Media & Services — 0.2%
TripAdvisor, Inc.	27,205	$532,946
Yelp, Inc.(1)	18,925	380,203
		$913,149
Internet & Direct Marketing Retail — 0.4%
GrubHub, Inc.(1)	26,124	$1,889,549
		$1,889,549
IT Services — 2.0%
Alliance Data Systems Corp.	13,508	$567,066
CACI International, Inc., Class A(1)	7,105	1,514,502
KBR, Inc.	40,302	901,153
LiveRamp Holdings, Inc.(1)	18,650	965,510
MAXIMUS, Inc.	17,358	1,187,461
Perspecta, Inc.	38,993	758,414
Sabre Corp.	89,807	584,643
Science Applications International Corp.	16,466	1,291,264
WEX, Inc.(1)	12,587	1,749,215
		$9,519,228
Leisure Products — 0.8%
Brunswick Corp.	22,411	$1,320,232
Mattel, Inc.(1)	98,208	1,149,033
Polaris, Inc.	16,323	1,539,912
		$4,009,177
Life Sciences Tools & Services — 2.4%
Bio-Techne Corp.	10,914	$2,703,725
Charles River Laboratories International, Inc.(1)	14,064	3,184,793
Medpace Holdings, Inc.(1)	7,719	862,598
PRA Health Sciences, Inc.(1)	18,108	1,836,876
Repligen Corp.(1)	13,823	2,039,445
Syneos Health, Inc.(1)	19,814	1,053,312
		$11,680,749
Machinery — 4.7%
AGCO Corp.	17,387	$1,291,332
Security	Shares	Value
Machinery (continued)
Colfax Corp.(1)	28,489	$ 893,415
Crane Co.	13,963	699,965
Donaldson Co., Inc.	35,708	1,657,565
Graco, Inc.	47,196	2,895,475
ITT, Inc.	24,460	1,444,363
Kennametal, Inc.	23,477	679,424
Lincoln Electric Holdings, Inc.	16,807	1,546,916
Middleby Corp.(1)	15,746	1,412,574
Nordson Corp.	15,280	2,931,010
Oshkosh Corp.	19,281	1,417,154
Terex Corp.	19,619	379,824
Timken Co. (The)	19,134	1,037,445
Toro Co. (The)	30,376	2,550,065
Trinity Industries, Inc.(2)	25,195	491,303
Woodward, Inc.	16,398	1,314,464
		$22,642,294
Marine — 0.1%
Kirby Corp.(1)	17,369	$628,237
		$628,237
Media — 1.3%
AMC Networks, Inc., Class A(1)	11,733	$289,922
Cable One, Inc.	1,534	2,892,250
John Wiley & Sons, Inc., Class A	12,446	394,663
New York Times Co. (The), Class A(2)	40,874	1,748,998
TEGNA, Inc.	63,219	742,823
		$6,068,656
Metals & Mining — 1.6%
Commercial Metals Co.	34,444	$688,191
Compass Minerals International, Inc.	9,577	568,395
Reliance Steel & Aluminum Co.	18,050	1,841,822
Royal Gold, Inc.	18,569	2,231,437
Steel Dynamics, Inc.	56,577	1,619,800
United States Steel Corp.(2)	63,511	466,171
Worthington Industries, Inc.	10,475	427,170
		$7,842,986
Multiline Retail — 0.5%
Kohl's Corp.	44,667	$827,679
Nordstrom, Inc.(2)	31,339	373,561
Ollie's Bargain Outlet Holdings, Inc.(1)	16,102	1,406,510
		$2,607,750

Calvert
VP S&P MidCap 400 Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Multi-Utilities — 0.6%
Black Hills Corp.	17,763	$ 950,143
MDU Resources Group, Inc.	56,768	1,277,280
NorthWestern Corp.	14,608	710,533
		$ 2,937,956
Oil, Gas & Consumable Fuels — 1.0%
Antero Midstream Corp.	81,329	$ 436,737
Cimarex Energy Co.	28,890	702,894
CNX Resources Corp.(1)	63,715	601,470
EQT Corp.	72,362	935,641
Equitrans Midstream Corp.	115,088	973,644
Murphy Oil Corp.(2)	41,895	373,703
World Fuel Services Corp.	18,480	391,591
WPX Energy, Inc.(1)	116,887	572,746
		$4,988,426
Paper & Forest Products — 0.3%
Domtar Corp.	15,849	$416,353
Louisiana-Pacific Corp.	31,794	938,241
		$1,354,594
Personal Products — 0.3%
Coty, Inc., Class A	80,141	$216,381
Edgewell Personal Care Co.(1)	15,309	426,815
Nu Skin Enterprises, Inc., Class A	14,548	728,709
		$1,371,905
Pharmaceuticals — 0.7%
Jazz Pharmaceuticals PLC(1)	15,701	$2,238,806
Nektar Therapeutics(1)	50,647	840,234
Prestige Consumer Healthcare, Inc.(1)	14,201	517,200
		$3,596,240
Professional Services — 1.1%
ASGN, Inc.(1)	14,863	$944,692
CoreLogic, Inc.	22,495	1,522,237
FTI Consulting, Inc.(1)	10,360	1,097,849
Insperity, Inc.	10,216	669,046
ManpowerGroup, Inc.	16,440	1,205,545
		$5,439,369
Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.	14,659	$1,402,280
		$1,402,280
Security	Shares	Value
Road & Rail — 0.9%
Avis Budget Group, Inc.(1)	14,595	$ 384,140
Knight-Swift Transportation Holdings, Inc.	35,372	1,439,641
Landstar System, Inc.	10,865	1,363,449
Ryder System, Inc.	15,545	656,621
Werner Enterprises, Inc.	16,591	696,656
		$ 4,540,507
Semiconductors & Semiconductor Equipment — 4.6%
Cirrus Logic, Inc.(1)	16,531	$ 1,115,016
CMC Materials, Inc.	8,226	1,174,755
Cree, Inc.(1)	31,290	1,994,425
Enphase Energy, Inc.(1)	35,673	2,946,233
First Solar, Inc.(1)	23,999	1,588,734
MKS Instruments, Inc.	15,606	1,704,643
Monolithic Power Systems, Inc.	11,952	3,341,899
Semtech Corp.(1)	18,448	977,006
Silicon Laboratories, Inc.(1)	12,399	1,213,242
SolarEdge Technologies, Inc.(1)	14,189	3,381,948
Synaptics, Inc.(1)	9,846	791,815
Universal Display Corp.	12,134	2,193,099
		$22,422,815
Software — 3.8%
ACI Worldwide, Inc.(1)	33,542	$876,452
Blackbaud, Inc.	14,035	783,574
CDK Global, Inc.	34,409	1,499,888
Ceridian HCM Holding, Inc.(1)	36,752	3,037,553
Commvault Systems, Inc.(1)	13,134	535,867
Fair Isaac Corp.(1)	8,210	3,492,370
j2 Global, Inc.(1)	12,669	876,948
Manhattan Associates, Inc.(1)	17,983	1,717,197
Paylocity Holding Corp.(1)	10,512	1,696,847
PTC, Inc.(1)	29,586	2,447,354
Qualys, Inc.(1)	9,693	950,011
Teradata Corp.(1)	31,554	716,276
		$18,630,337
Specialty Retail — 2.8%
Aaron's, Inc.	19,008	$1,076,803
American Eagle Outfitters, Inc.(2)	42,168	624,508
AutoNation, Inc.(1)	16,611	879,220
Dick's Sporting Goods, Inc.	18,443	1,067,481
Five Below, Inc.(1)	15,809	2,007,743
Foot Locker, Inc.	29,509	974,682
Lithia Motors, Inc., Class A	6,400	1,458,816
Murphy USA, Inc.(1)	7,682	985,370

Calvert
VP S&P MidCap 400 Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
RH(1)(2)	4,369	$ 1,671,667
Sally Beauty Holdings, Inc.(1)(2)	32,627	283,529
Urban Outfitters, Inc.(1)	19,951	415,180
Williams-Sonoma, Inc.	22,024	1,991,851
		$ 13,436,850
Technology Hardware, Storage & Peripherals — 0.2%
NCR Corp.(1)	36,972	$ 818,560
		$ 818,560
Textiles, Apparel & Luxury Goods — 1.0%
Carter's, Inc.	12,353	$1,069,523
Columbia Sportswear Co.	8,614	749,246
Deckers Outdoor Corp.(1)	7,933	1,745,339
Skechers USA, Inc., Class A(1)	38,588	1,166,129
		$4,730,237
Thrifts & Mortgage Finance — 0.6%
Essent Group, Ltd.	32,002	$1,184,394
New York Community Bancorp, Inc.	131,334	1,086,132
Washington Federal, Inc.	21,974	458,378
		$2,728,904
Trading Companies & Distributors — 0.9%
GATX Corp.	10,096	$643,620
MSC Industrial Direct Co., Inc., Class A	12,888	815,553
Univar Solutions, Inc.(1)	47,862	807,910
Watsco, Inc.	9,292	2,164,014
		$4,431,097
Water Utilities — 0.5%
Essential Utilities, Inc.	63,158	$2,542,110
		$2,542,110
Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	28,199	$519,990
		$519,990
Total Common Stocks (identified cost $413,728,498)		$468,709,084

Exchange-Traded Funds — 1.1%

Security	Shares	Value
SPDR S&P MidCap 400 ETF Trust(2)	15,000	$ 5,082,450
Total Exchange-Traded Funds (identified cost $4,566,743)		$ 5,082,450

Short-Term Investments — 3.3%
Other — 1.9%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(4)	8,868,482	$ 8,869,368
Total Other (identified cost $8,870,184)		$ 8,869,368
Securities Lending Collateral — 1.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(5)	4,958,986	$ 4,958,986
Total Securities Lending Collateral (identified cost $4,958,986)		$ 4,958,986
U.S. Treasury Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 4/22/21(6)	$2,000	$ 1,998,816
Total U.S. Treasury Obligations (identified cost $1,998,534)		$ 1,998,816
Total Short-Term Investments (identified cost $15,827,704)		$ 15,827,170
Total Investments — 101.2% (identified cost $434,122,945)		$489,618,704
Other Assets, Less Liabilities — (1.2)%		$ (5,638,452)
Net Assets — 100.0%		$483,980,252

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2020. The aggregate market value of securities on loan at September 30, 2020 was $12,404,918 and the total market value of the collateral received by the Fund was $12,821,301, comprised of cash of $4,958,986 and U.S. government and/or agencies securities of $7,862,315.
(3)	Represents an investment in an affiliate effective December 31, 2016 due to the issuer's affiliation with the Fund's investment advisor.

Calvert
VP S&P MidCap 400 Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2020.
(5)	Represents investment of cash collateral received in connection with securities lending.
(6)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P MidCap 400 Index	57	Long	12/18/20	$10,578,630	$(56,455)
					$(56,455)
During the fiscal year to date ended September 30, 2020, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At September 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At September 30, 2020, the value of the Fund’s investment in affiliated companies and funds was $10,102,491, which represents 2.1% of the Fund’s net assets. Transactions in affiliated companies and funds by the Fund for the fiscal year to date ended September 30, 2020 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period
Common Stocks
Eaton Vance Corp.	$1,491,839	$ 40,522	$ (24,517)	$(1,075)	$(273,646)	$1,233,123	$36,324	32,323
Short-Term Investments
Calvert Cash Reserves Fund, LLC	—	30,513,611	(21,644,198)	771	(816)	8,869,368	2,655	8,868,482
Totals				$(304)	$(274,462)	$10,102,491	$38,979
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
VP S&P MidCap 400 Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of September 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$468,709,084(1)	$—	$—	$468,709,084
Exchange-Traded Funds	5,082,450	—	—	5,082,450
Short-Term Investments:
Other	—	8,869,368	—	8,869,368
Securities Lending Collateral	4,958,986	—	—	4,958,986
U.S. Treasury Obligations	—	1,998,816	—	1,998,816
Total Investments	$478,750,520	$10,868,184	$ —	$489,618,704
Liability Description
Futures Contracts	$(56,455)	$ —	$ —	$(56,455)
Total	$(56,455)	$ —	$ —	$(56,455)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.